SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE PROSPECTUS DATED OCTOBER 28, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011

NUVEEN SHORT TAX FREE FUND

NUVEEN INTERMEDIATE TAX FREE FUND

NUVEEN TAX FREE FUND

NUVEEN CALIFORNIA TAX FREE FUND

NUVEEN COLORADO TAX FREE FUND

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN MISSOURI TAX FREE FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

NUVEEN OHIO TAX FREE FUND

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

In the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers,” the following category is added to the last bullet point.

(iii) through December 31, 2011, shareholders of funds that were sub-advised by FAF prior to the closing of its Transaction with Nuveen Investments.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FPMUNI-0211P

SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 26, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011

NUVEEN EQUITY INCOME FUND

NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN INTERNATIONAL SELECT FUND

NUVEEN LARGE CAP SELECT FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP SELECT FUND

NUVEEN QUANTITATIVE LARGE CAP CORE FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP SELECT FUND

NUVEEN EQUITY INDEX FUND

NUVEEN INTERNATIONAL FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN LARGE CAP VALUE FUND

NUVEEN MID CAP INDEX FUND

NUVEEN MID CAP VALUE FUND

NUVEEN REAL ESTATE SECURITIES FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN SMALL CAP VALUE FUND

In the section “Purchase and Redemption of Fund Shares—Reducing Class A Sales Charges—Elimination of Sales Charge on Class A Shares,” the last bullet point is hereby deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FEQTY-0211P

SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011

NUVEEN CORE BOND FUND	NUVEEN SHORT TAX FREE FUND
NUVEEN HIGH INCOME BOND FUND	NUVEEN INTERMEDIATE TAX FREE FUND
NUVEEN INFLATION PROTECTED SECURITIES FUND	NUVEEN TAX FREE FUND
NUVEEN INTERMEDIATE GOVERNMENT BOND FUND	NUVEEN CALIFORNIA TAX FREE FUND
NUVEEN INTERMEDIATE TERM BOND FUND	NUVEEN COLORADO TAX FREE FUND
NUVEEN SHORT TERM BOND FUND	NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN TOTAL RETURN BOND FUND	NUVEEN MINNESOTA MUNICIPAL BOND FUND
NUVEEN MISSOURI TAX FREE FUND
NUVEEN NEBRASKA MUNICIPAL BOND FUND
NUVEEN OHIO TAX FREE FUND
NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

1.	The third sentence of the first paragraph of the section “Disclosure of Portfolio Holdings” is hereby deleted and replaced with the following two sentences:

Currently, the Income Funds generally make available complete portfolio holdings information on the Funds’ website following the end of each month with an approximately one-month lag. For the Tax Free Income Funds, the portfolio holdings information is posted monthly approximately five business days after the end of the month as of which the information is current.

2.	The following sentence is added to the first paragraph of the section “Purchase and Redemption of Fund Shares”:

The Tax Free Income Funds are generally not a suitable investment for individuals investing through retirement plans.

3.

In the section “Purchase and Redemption of Fund Shares—Reducing Class A Sales Charge—Elimination of Sales Charge on Class A Shares,” the second-to-last bullet point is hereby revised to read as follows:

for the Income Funds only, employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and

4.	In the section “Purchase and Redemption of Fund Shares—Reducing Class A Sales Charge—Elimination of Sales Charge on Class A Shares,” the last bullet point is hereby deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FBM-0211P